Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Cancellation of two UMS newbuilding contracts (Details)	1 Months Ended			3 Months Ended	6 Months Ended
	Sep. 30, 2016 USD ($) hull	Jun. 30, 2016 USD ($) building	Aug. 31, 2014 building	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Outstanding amount					$ 6,648,441,000	$ 6,730,132,000
Logitel Offshore Holdings
Loss Contingencies [Line Items]
Percentage of ownership acquired			100.00%
Number of units for maintenance and safety | building			3
Estimated claim					3,800,000
Teekay Offshore
Loss Contingencies [Line Items]
Write down on sale of vessels				$ 43,700,000
Reversal of contingent liabilities				14,500,000
Loss contingency accrual					69,300,000
Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Percentage of ownership acquired			100.00%
Number of units for maintenance and safety | building		2
Stavanger Spirit | Teekay Offshore
Loss Contingencies [Line Items]
Estimate of possible loss		$ 170,000,000		$ 170,000,000
Nantong Spirit | Teekay Offshore
Loss Contingencies [Line Items]
Portion not accrued					51,900,000
Nantong Spirit | Teekay Offshore | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss					10,000,000
Nantong Spirit | Teekay Offshore | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss					40,000,000
Sevan Marine ASA | Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Number of hulls | hull	2
Debt instrument, principal amount	$ 60,000,000
Outstanding amount					50,000,000
Estimated claim	50,000,000				10,000,000
Sevan Marine ASA | Vendor Credit Loan | Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Debt instrument, principal amount	41,000,000
Sevan Marine ASA | Cash Loan | Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Debt instrument, principal amount	$ 19,000,000
CeFront Technology AS | Nantong Spirit | Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Estimated claim					20,200,000
CeFront Technology AS | Arendal Spirit Ums | Teekay Offshore | Logitel Offshore Holdings
Loss Contingencies [Line Items]
Estimated claim					$ 3,300,000